SUPPLEMENT DATED NOVEMBER 21, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 22, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares PureBetaSM US Aggregate Bond Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 15, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares PureBetaSM MSCI USA Portfolio

PowerShares PureBetaSM MSCI USA Small Cap Portfolio

PowerShares PureBetaSM FTSE Developed ex-North America Portfolio

PowerShares PureBetaSM FTSE Emerging Markets Portfolio

PowerShares PureBetaSM 0-5 Yr US TIPS Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST

and

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 5, 2017, AS REVISED JULY 12, 2017 OF POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares Russell 1000 Enhanced Equal Weight Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 5, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares S&P 500 Minimum Variance Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 1, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares Taxable Municipal Bond Portfolio

and

STATEMENTS OF ADDITIONAL INFORMATION DATED MARCH 29, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares S&P 500 Value With Momentum Portfolio

PowerShares S&P SmallCap Quality Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II

and

STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017 OF

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST,

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST,

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

and

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 15, 2017 OF

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST:

PowerShares Conservative Multi-Asset Allocation Portfolio

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio

PowerShares Balanced Multi-Asset Allocation Portfolio

PowerShares Growth Multi-Asset Allocation Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 6, 2017 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II:

PowerShares Treasury Collateral Portfolio

and

STATEMENTS OF ADDITIONAL INFORMATION DATED NOVEMBER 21, 2016 OF

POWERSHARES EXCHANGE-TRADED FUND TRUST II:

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

Effective immediately, all references and biographical information relating to Adam Henkel, as Chief Compliance Officer of the Trusts, shown in the table setting forth information about Officers of the Trusts under the section titled “MANAGEMENT” in each Statement of Additional Information for each Trust is hereby deleted and replaced with the following:

“Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Melanie Zimdars—1976 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer of Invesco PowerShares Capital Management LLC (2017-Present); Chief Compliance Officer of PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2017-Present); formerly, Vice President and Deputy Chief Compliance Officer at ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/Chief Financial Officer at Wasatch Advisors, Inc. (2005-2008); Compliance Officer, U.S. Bancorp Fund Services, LLC (2001-2005).”

Please Retain This Supplement For Future Reference.

P-PS-SOAI-MULTI-SUP-3 112117